PROPERTY AND EQUIPMENT (Details) - Property, Plant and Equipment - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 92,217	$ 94,821	$ 94,821	$ 78,566
Less accumulated depreciation	(75,685)	(70,633)	(70,633)	(60,158)
Property and equipment, net	16,532	24,188	24,188	18,408
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	82,101	84,704	84,704	68,449
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 10,117	$ 10,117	$ 10,117	$ 10,117